Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments
Year ending December 31:
2020	18,000
2021	61,000
Total minimum lease payments	$79,000

Year ending December 31:
2020	71,000
2021	61,000
Total minimum lease payments	132,000